Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2026	For the Six Months Ended June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	(2,290,252)	(3,209,294)	(471,200)
Deferred income tax expense	-	(146,597)	(21,524)
Income tax expense	(2,290,252)	(3,355,891)	(492,724)

Schedule of deferred tax assets

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards	-	2,539,301	372,829
Allowance for credit losses	443,086	1,148,424	168,616
Less: valuation allowance	-	(3,391,237)	(497,913)
Deferred tax assets, net	443,086	296,489	43,532

Schedule of Taxes payable

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	439,126	330,835	48,575
Income taxes payable	12,410,542	15,193,301	2,230,733
Other taxes payable	17,982	11,440	1,680
Total	12,867,650	15,535,576	2,280,988